OTHER INVESTMENTS	12 Months Ended
Mar. 31, 2020
Disclosure of other investments [Abstract]
OTHER INVESTMENTS

6.	OTHER INVESTMENTS

	March 31, 2020	March 31, 2019
Equity investments designated as FVTOCI
Public companies	$6,633	$9,253
Private companies	2,117	-
Total	$8,750	$9,253

Investments in public companies represent equity interests of other publicly-trading mining companies that the Company has acquired through the open market or through private placements. These equity interests are for long-term investment purposes and consist of common shares and warrants.

The continuity of such investments is as follows:

	Fair value	Accumulated fair value change included in OCI
April 1, 2018	$6,132	$(37,508)
Change in fair value on equity investments designated as FVTOCI	2,380	2,380
Acquisition of equity investments	1,018	-
Impact of foreign currency translation	(277)	-
March 31, 2019	$9,253	$(35,128)
Change in fair value on equity investments designated as FVTOCI	249	249
Acquisition of equity investments	7,851	-
Proceeds on disposal	(8,454)	-
Impact of foreign currency translation	(149)	-
March 31, 2020	$8,750	$(34,879)